Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,305,000	$ 23,305,000	$ 23,305,000
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Long-term note receivable	$ 23,300	$ 23,305,000	$ 23,305,000